Notes to the cash flow statements - Non-cash investing and financing activities (Details) $ / shares in Units, K in Millions, $ in Millions, $ in Millions				12 Months Ended
	Sep. 10, 2025 PGK (K)	Sep. 11, 2024 PGK (K)	Dec. 21, 2023 NZD ($)	Sep. 30, 2025 AUD ($)	Sep. 30, 2024 AUD ($)	Sep. 30, 2023 AUD ($)	Dec. 18, 2023 AUD ($) $ / shares
Non-cash financing activities
Shares issued under the dividend reinvestment plan				$ 0		$ 192
Increase in lease liabilities				223	$ 399	$ 235
Amount of WCN6 transferred to the nominated party							$ 802
Amount per note of WCN6 transferred to the nominated party | $ / shares							$ 100
Westpac Bank-PNG-Limited
Non-cash financing activities
Amount paid by subsidiary to minority shareholders | K	K 8	K 66
Percentage of non-controlling interest in subsidiary acquired	1.09%	8.74%
Westpac New Zealand Limited
Non-cash investing activities
Issue of AT1 Perpetual Preference Shares to Parent Entity			$ 1,000
Amount of AT1 loan capital notes redeemed			$ 1,000
Parent Entity
Non-cash financing activities
Shares issued under the dividend reinvestment plan				0
Increase in lease liabilities				$ 181	$ 319